SCHEDULE OF DIRECTORS FEES AND OFFICERS FEES EXPENSE (Details) - Key Mining Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Paid in cash or accrued	$ 414,980	$ 501,000
Stock based compensation		52,500
Officers’ and directors’ fees	$ 414,980	$ 553,500